Personnel Costs (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Personnel Costs

Personnel costs consist of the following:

	For the year ended
€ thousand	December 31, 2023	December 31, 2022	December 31, 2021
Wages and salaries	27,602	26,318	18,185
Social security contributions, pensions and other employee benefits	5,031	4,959	3,238
Share-based payments	3,972	6,133	1,942
Total	36,604	37,410	23,365

Summary of Detailed Information About Development of Stock Options

The following table provides the development of the stock options during the year ended December 31, 2023:

	SOP 2019	SOP 2020	SOP 2021	SOP 2022	SOP 2023
Options outstanding as of Jan. 1, 2023	222,250	14,000	60,000	108,000	0
Options granted	0	0	20,000	7,000	48,000
Options forfeited	64,400	0	0	0	0
Options exercised	0	0	0	0	0
Options expired	0	0	0	0	0
Options outstanding as of Dec. 31, 2023	157,850	14,000	80,000	115,000	48,000
Options exercisable as of Dec. 31, 2023	0	0	0	0	0

The following table provides the development of the stock options during the year ended December 31, 2022:

	SOP 2019	SOP 2020	SOP 2021	SOP 2022	Tranche Altan
Options outstanding as of Jan. 1, 2022	236,250	14,000	100,000	0	56,700
Options granted	2,500	0	0	108,000	0
Options forfeited	16,500	0	0	0	0
Options exercised	0	0	0	0	0
Options expired	0	0	40,000	0	56,700
Options outstanding as of Dec. 31, 2022	222,250	14,000	60,000	108,000	0
Options exercisable as of Dec. 31, 2022	0	0	0	0	0

A total of 40,000 options from the SOP 2021 were waived, which was compensated for by the granting of 33,000 new stock options under the SOP 2022. The waived stock options are presented as expired.

The following table provides the development of the stock options during the year ended December 31, 2021:

	SOP 2019	SOP 2020	SOP 2021	Tranche Altan
Options outstanding as of Jan. 1, 2021	234,750	14,000	0	56,700
Options granted	25,350	0	100,000	0
Options forfeited	23,850	0	0	0
Options exercised	0	0	0	0
Options expired	0	0	0	0
Options outstanding as of Dec. 31, 2021	236,250	14,000	100,000	56,700
Options exercisable as of Dec. 31, 2021	0	0	0	56,700

Summary of Measurement of Stock Option Plan Based On Monte Carlo Simulation

The measurement of the existing SOP's was based on the Monte Carlo Simulation model or the Binomial model, considering the terms and conditions for the stock options.

The table below provides the inputs used for the model during the year ended December 31, 2023:

	SOP 2019	SOP 2020	SOP 2021	SOP 2022	SOP 2023
Exercise price (in €)	37.31 - 71.15	61.27	20.25 - 71.15	20.25 - 32.90	21.20
Term in years	7	7	7	9	9
Remaining term in years	2.8 - 5.5	3.8	4.5 - 6.5	7.8 - 8.5	9.0
Share price as of the valuation date (in €)	27.55 - 80.20	75.46	23.50 - 80.20	19.76 - 23.50	21.20
Expected dividend yield (in %)	0.00	0.00	0.00	0.00	0.00
Expected volatility (in %)	36.39 - 48.45	36.39	36.90 - 39.81	35.31 - 37.68	53.80
Risk-free interest rate (in %)	(0.74) - 1.12	(0.65)	(0.40) - 2.47	2.02	1.97
Option value (in €)	5.72 - 26.14	26.14	9.25 - 25.17	1.97 - 7.51	8.76

The table below provides the inputs used for the model during the year ended December 31, 2022:

	SOP 2019	SOP 2020	SOP 2021	SOP 2022	Tranche Altan
Exercise price (in €)	37.31 - 71.15	61.27	71.15	32.90	25.00
Term in years	7	7	7	9	1.7
Remaining term in years	3.8 - 6.5	4.8	5.5	8.8	0.0
Share price as of the valuation date (in €)	27.55 - 80.20	75.46	80.20	19.76	43.39
Expected dividend yield (in %)	0.00	0.00	0.00	0.00	0.00
Expected volatility (in %)	36.39 - 48.45	36.39	36.90	35.31	51.31
Risk-free interest rate (in %)	(0.74) - 1.12	(0.65)	(0.40)	2.02	(0.82)
Option value (in €)	5.72 - 26.14	26.14	25.17	1.97 - 2.01	20.40

The table below provides the inputs used for the model during the year ended December 31, 2021.

	SOP 2019	SOP 2020	SOP 2021	Tranche Altan
Exercise price (in €)	41.03 - 71.15	61.27	71.15	25.00
Term in years	7	7	7	1.7
Remaining term in years	4.8 - 6.8	5.8	6.5	0.4
Share price as of the valuation date (in €)	35.20 - 80.20	75.46	80.20	43.39
Expected dividend yield (in %)	0.00	0.00	0.00	0.00
Expected volatility (in %)	36.39 - 48.45	36.39	36.90	51.31
Risk-free interest rate (in %)	(0.74) - (0.39)	(0.65)	(0.40)	(0.82)
Option value (in €)	9.43 - 26.14	26.14	25.17	20.40

Summary of Detailed Information Of Restricted Stock Units Under RSU Plan

The following table provides the development of the RSUs during the year ended December 31, 2023:

	RSUP 2021	RSUP 2022
RSUs outstanding as of Jan. 1, 2023	181,434	0
RSUs granted	0	27,596
RSUs forfeited	50,906	2,933
RSUs exercised	0	0
RSUs expired	0	0
RSUs outstanding as of Dec. 31, 2023	130,528	24,663
RSUs exercisable as of Dec. 31, 2023	0	0

The following table provides the development of the RSUs during the year ended December 31, 2022:

RSUP 2021
RSUs outstanding as of Jan. 1, 2022	100,196
RSUs granted	118,551
RSUs forfeited	20,963
RSUs exercised	16,149
RSUs expired	0
RSUs outstanding as of Dec. 31, 2022	181,434
RSUs exercisable as of Dec. 31, 2022	0

The following table provides the development of the RSUs during the year ended December 31, 2021:

RSUP 2021
RSUs outstanding as of Jan. 1, 2021	0
RSUs granted	101,107
RSUs forfeited	911
RSUs exercised	0
RSUs expired	0
RSUs outstanding as of Dec. 31, 2021	100,196
RSUs exercisable as of Dec. 31, 2021	0

Summary of Measurement of Restricted Stock Unit Plan Based On Binomial Model

The valuation of the present RSU programs was performed using a binomial model considering the option terms.

The table below provides the inputs used for the model during the year ended December 31, 2023:

	RSUP 2021	RSUP 2022
Exercise price (in €)	0.00	0.00
Term in years	4.5 - 5.3	4.5 - 5.3
Remaining term in years	2.3 - 3.3	4.3
Share price as of the valuation date (in €)	19.76 - 80.60	16.20 - 23.50
Expected dividend yield (in %)	0.00	0.00
Expected volatility (in %)	38.89 - 45.59	39.88 - 45.72
Risk-free interest rate (in %)	(0.62) - 1.92	2.30 - 2.77
RSU-value (in €)	19.76 - 80.60	16.20 - 23.47

The table below provides the inputs used for the model during the year ended December 31, 2022:

RSUP 2021
Exercise price (in €)	0.00
Term in years	4.5 - 5.3
Remaining term in years	3.3 - 4.3
Share price as of the valuation date (in €)	19.76 - 80.60
Expected dividend yield (in %)	0.00
Expected volatility (in %)	38.89 - 45.59
Risk-free interest rate (in %)	(0.62) - 1.92
RSU-value (in €)	19.76 - 80.60

The table below provides the inputs used for the model during the year ended December 31, 2021:

RSUP 2021
Exercise price (in €)	0.00
Term in years	4.5 - 4.8
Remaining term in years	4.3
Share price as of the valuation date (in €)	62.90 - 80.60
Expected dividend yield (in %)	0.00
Expected volatility (in %)	39.75 - 39.83
Risk-free interest rate (in %)	(0.62) - (0.60)
RSU-value (in €)	62.90 - 80.60